Summary of Significant Accounting Policies (Policies) - EBP 044	12 Months Ended
Apr. 30, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation	Basis of Presentation
The financial statements of the Plan are prepared under the accrual-basis method of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP").

Investments	Investments
The Plan’s investments include funds that invest in various types of investment securities and in various companies within various markets. Investment securities are exposed to several risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Plan’s financial statements and supplemental schedule.
As of April 30, 2025 and 2024, 24% and 23% of the Plan’s investments are in the common stock of the Company, respectively, and 12% and 13% of the Plan’s investments are in Vanguard Institutional Index Fund, respectively. Accordingly, changes in the value of the Company’s common stock could have a greater effect on the Plan’s financial statements than other Plan investments.

Notes Receivable from Participants	Notes Receivable from Participants
Notes receivable from participants are recorded at their unpaid principal balance plus any accrued but unpaid interest. Participants may borrow from their vested account as follows: a minimum of $500 up to a maximum equal to the lesser of $50,000, minus the highest outstanding loan balance in the preceding 12 months even if repaid; 50% of their vested account balance; or the vested balance in the participant’s account excluding the participant’s ESOP and RPC accounts. The loan amount may not result in loan repayments that exceed 50% of the participant’s 13-week average net take-home pay. Loan repayment terms generally may not exceed 5 years, unless the participant receives a principal residence loan, in which case the loan repayment term can be up to 15 years. The loans are secured by the balance in the participant’s account and bear market rates of interest. Principal and interest are paid through payroll deductions and may be repaid in full at any time without penalty. As of April 30, 2025, interest rates ranged from 4.25% to 9.50%, and loans mature through April 25, 2040.

Use of Estimates	Use of Estimates
The preparation of financial statements, in accordance with GAAP, requires the Plan administrator to make estimates and assumptions that affect the reported amounts of net assets available for benefits at the date of the financial statements and the reported amounts of additions to and deductions from those net assets during the reporting period. Actual results could differ from those estimates.

Application of New Accounting Standards	Application of New Accounting Standards
The Plan did not adopt any new accounting standards in the current plan year. Other applicable accounting standards that have been issued by the Financial Accounting Standards Board ("FASB") or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption.